FEDERAL INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Statutory rate	34.00%	(34.00%)	(34.00%)
Municipal interest income	(7.90%)	(13.40%)	(6.90%)
Other, net	(10.00%)	(37.60%)	(3.80%)
Valuation allowance	(85.60%)	100.30%	81.20%
Effective tax rate	(69.50%)	15.30%	36.50%